FINANCIAL INSTRUMENTS - Contractual maturities of financial liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Non-derivative financial liabilities
Short-term bank loans	$ 5,000	$ 5,000
Trade payables	4,418	2,028
Other long-term liabilities	1,271	1,260
Long-term loan	154
Lease liabilities (including current maturities)	2,080	2,598
Carrying amount
Non-derivative financial liabilities
Short-term bank loans	5,000	5,000
Trade payables	4,418	2,028
Other long-term liabilities	1,271	1,260
Long-term loan	289
Lease liabilities (including current maturities)	2,080	2,598
Other payables	6,321	4,361
Total	19,379	15,247
Contractual Cash flow [Member]
Contractual Cash flow
Short-term bank loans	5,037	5,056
Trade payables	4,418	2,028
Other long-term liabilities	1,271	1,260
Long-term loan	305
Lease liabilities (including current maturities)	2,768	3,424
Other payable	6,321	4,361
Total	20,120	16,129
Up to 6 months
Non-derivative financial liabilities
Short-term bank loans	5,037	5,056
Trade payables	4,418	2,028
Other long-term liabilities	0	0
Long-term loan	73
Lease liabilities (including current maturities)	544	553
Other payables	6,321	4,361
Total	16,393	11,998
6-12 months
Non-derivative financial liabilities
Short-term bank loans	0	0
Trade payables	0	0
Other long-term liabilities	0	0
Long-term loan	73
Lease liabilities (including current maturities)	295	528
Other payables	0	0
Total	368	528
1-2 years
Non-derivative financial liabilities
Short-term bank loans	0	0
Trade payables	0	0
Other long-term liabilities	143	123
Long-term loan	146
Lease liabilities (including current maturities)	563	804
Other payables	0	0
Total	852	927
2-5 years
Non-derivative financial liabilities
Short-term bank loans	0	0
Trade payables	0	0
Other long-term liabilities	393	382
Long-term loan	13
Lease liabilities (including current maturities)	554	613
Other payables	0	0
Total	960	995
Over 5 years
Non-derivative financial liabilities
Short-term bank loans	0	0
Trade payables	0	0
Other long-term liabilities	735	755
Long-term loan	0
Lease liabilities (including current maturities)	812	926
Other payables	0	0
Total	$ 1,547	$ 1,681